Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 46,196	$ 35,648
Equity securities designated at FVOCI	602	562
Securities measured at amortized cost	20,115	12,876
Securities mandatorily measured and designated at FVTPL	54,397	52,578
Total financial securities	$ 121,310	$ 101,664